STOCKHOLDERS’ EQUITY (DEFICIT) (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Shares, Issued for Services	3,000,000
Share Based Compensation, Vested expense		$ 1,289,676	$ 1,496,146
Share-based Compensation Expense		$ 1,298,240	1,509,005
Class of Warrant or Right, Outstanding	5,967,054	6,372,831
Equity Plan [Member]
Common Stock, Shares Authorized		10,000,000
Available for future grant	119,516	995,264
Equity Plan 2 [Member]
Common Stock, Shares Authorized		20,000,000
Available for future grant		10,950,000
Stock Option [Member]
Share-based Compensation Expense		$ 8,564	$ 28,615